Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Respective Assets

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Office equipment, computers and fixtures and fittings	3 years
Laboratory equipment	5-14 years
Leasehold improvements	5-13 years Shorter of useful life or remaining lease term

Schedule of Long-Lived Assets	The Company’s long-lived assets by country were as follows:
	December 31,	December 31,
	2021	2020
U.K	$6,078	$5,715
Germany	6,193	4,509
U.S	185	9
	$12,456	$10,233